OTHER NON-INTEREST INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OTHER NON-INTEREST INCOME [Abstract]
Investment and insurance commissions	$ 1,658	$ 1,971	$ 1,968
ATM fees	1,403	1,457	1,446
Bank owned life insurance	1,111	970	1,061
Other	5,110	4,362	3,693
Total	$ 9,282	$ 8,760	$ 8,168